PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT
7. PROPERTY AND EQUIPMENT
Property and equipment, net, consists of:

December 31,	2024	2023
Land	$676	$676
Buildings and improvements	103,394	100,086
Machinery, vehicles, and equipment	145,126	130,958
Computer hardware and software	115,022	101,311
Furniture and fixtures	25,825	24,545

	390,043	357,576
Accumulated depreciation and amortization	(249,508)	(221,346)

	$140,535	$136,230

Depreciation and amortization expense related to property and equipment included in selling, general and administrative expenses for the years ended December 31, 2024, 2023, and 2022, were $35,391, $30,767, and $26,974, respectively.